Basis of Presentation and General Information - Restatement of financial statements for 2009 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Correction of erroneous application of ASC 835-20 [Member]
Decrease in interest and finance cost	$ (7,900)
Correction of erroneous application of ASC 815-30 [Member]
Decrease in interest and finance cost	(5,300)
Impact of restatement on cash flow [Member]
Incease in net cash provided by operating activities	7,900
Increase in net cash used in investing activities	$ (7,900)